Discontinued operations and assets classified as held for sale - Results of combined Lumileds and Automotive businesses (Detail) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations			€ 14	€ 182		€ 181
Profit (loss) from discontinued operations, total	[1],[2]		(213)	843	[3]	660	[3]
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Discontinued Operations, Revenue				804		1,711
Discontinued Operations, Expenses			(5)	630		1,376
Result on the sale of discontinued operations net of tax		€ 8	8	(98)
Profit Loss Discontinued Operations, Before Tax			13	76		335
Tax expense relating to profit (loss) from ordinary activities of discontinued operations			(1)	(25)		(53)
Tax expense relating to gain (loss) on discontinuance				26
US tax reform act	[4]			(107)
Profit (loss) from discontinued operations, total			€ 12	€ (29)		€ 282

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[4]	For further details related to US Tax Cuts and Jobs Act please refer to Income Taxes.